Equity	12 Months Ended
Dec. 31, 2017
Equity [abstract]
EQUITY

NOTE 14—EQUITY

A.	Ordinary shares and warrants:

1)	Composition

	Number of shares
	Registered	Issued and paid up
	December 31	December 31
	2017 and 2016	2017	2016
Ordinary shares of par value NIS 0.03	500,000,000	166,816,328	107,128,864

	Amount in NIS
	Registered	Issued and paid up
	December 31	December 31
	2017 and 2016	2017	2016
Ordinary shares of par value NIS 0.03	15,000,000	5,004,490	3,213,866

Traded on the Tel Aviv Stock Exchange (“TASE”) and on NASDAQ as of January 31, 2018

On March 4, 2015, the Company announced that its ADR level 1 program became effective in the United States and traded over the counter (OTC) under the symbol CQPTY.

On January 31, 2018 the Company’s ADSs commenced trading on The NASDAQ Capital Market, under the symbol CLGN. Each ADS represents 50 ordinary shares.

The above table does not include 920,461 shares held by the Company. These shares are considered to be dormant.

2)	The ordinary shares confer on their holders the right to vote and participate in shareholder meetings (with one vote for each NIS 0.03 share), the right to receive profits and the right to participate in surplus assets on liquidation of the Company.

3)	In 2016, warrants Series F and I expired without exercise.

4)	On July 1, 2015, the Company completed a capital raise of NIS 11.3 million gross in gross proceeds in a non-uniform offering to institutional investors (the issuance costs amounted to NIS 1.3 million). In consideration for this amount, the Company issued 8,317,000 ordinary shares, 8,623,000 Series G warrants to purchase 2,874,333 shares at an exercise price of NIS 0.80 per warrant for an exercise period of three years, and 3,852,000 Series H warrants to purchase 1,284,000 shares at an exercise price of NIS 0.85 per warrant for an exercise period of three years. In addition, in accordance with the terms of the broker agreement, the Company issued 673,284 Series G warrants and 300,764 Series H warrants for the transaction broker under the same terms as above.

5)	On February 2, 2016, the Company completed a capital raise of NIS 8.2 million in gross proceeds to two institutional investors and to the public (the issuance expenses amounted to NIS 643 thousand). In consideration, the Company issued 5,745,903 ordinary shares, 12,930,505 Series I warrants exercisable into 4,310,168 ordinary shares at an exercise price of NIS 0.80 per warrant, for three years, and 8,618,855 Series J warrants exercisable into 2,872,952 ordinary shares at an exercise price of NIS 0.575 per warrant, exercisable until July 31, 2016. In addition, under the terms of the broker agreement, the Company issued to the Israeli broker 814,520 Series I warrants exercisable into 271,507 ordinary shares at an exercise price of NIS 0.80 per warrant, for three years. On July 31, 2016, 8,618,855 Series J warrants expired.

6)	On June 9, 2016, the Company completed a capital raise of NIS 11.8 million in gross proceeds by way of a non-uniform offering to institutional investors and a uniform offer to the public (the issuance expenses amounted to NIS 684 thousand). In consideration, the Company issued 11,267,833 ordinary shares and 33,803,500 Series K warrants exercisable into 11,267,833 ordinary shares at an exercise price of NIS 0.60 per warrant, for three years. In addition, in consideration, the Company issued to the broker under the terms of the broker agreement, 2,728,000 Series K warrants exercisable into 909,333 ordinary shares at an exercise price of NIS 0.60 per warrant, for three years.

7)	On July 28, 2016, as part of the lease agreement described in note 12A(1)(c), the Company acquired equipment and clean rooms for the Company’s operations for NIS 1,849 thousand (present value). Of this amount, NIS 1,197 thousand was paid by issuing 1,067,916 ordinary shares and a total of NIS 525 thousand was a credit that will be repaid in cash over the term of the lease.

8)	On November 17, 2016, the general meeting of shareholders approved a reverse share split of the Company’s shares that was effected on November 20, 2016. Pursuant to the reverse split each 3 ordinary shares of NIS 0.01 par value were converted into one share of NIS 0.03 par value of the Company.

Additionally, according to the share option plan of the Company, every 3 unlisted options that were allocated through private offers to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 0.03 par value. No change took place in the exercise price of the options, as above; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3.

Further, according to the terms and conditions of the marketable warrants of the Company, each 3 marketable warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 0.03 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3.

Following the reverse split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the share numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1 to 3 reverse share split.

9)	On February 12, 2017, the Company completed a capital raise of NIS 7.2 million in gross proceeds from institutional investors and from the public (the issuance expenses amounted to NIS 404 thousand). In consideration, the Company issued 21,152,000 ordinary shares and 10,576,000 Series L warrants exercisable into 10,576,000 ordinary shares at an exercise price of NIS 0.36 per warrant, until June 13, 2017. In addition, under the terms of the broker agreement, the Company issued to the broker 941,400 Series L warrants exercisable into 941,400 ordinary shares at an exercise price of NIS 0.36 per warrant.

10)	During the second quarter of 2017, 10,055,464 Series L warrants were exercised into 10,055,464 ordinary shares, at an exercise price of NIS 0.36 for each warrant. The total consideration amounted to NIS 3,618 thousand. 1,461,936 Series L warrants that were not exercised expired on June 14, 2017.

On November 8, 2017, the Company signed a securities purchase agreement (the “Meitav Dash Purchase Agreement”) with Meitav Dash, a company held by Meitav Dash Ltd., one of the Company’s shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 9,500,000 ordinary shares, for a purchase price of NIS 3.8 million, (ii) at the second closing, which was completed on December 26, 2017, 2,400,000 ordinary shares for a purchase price of NIS 960 thousand provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company’s share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the NASDAQ and Dual Reporting Approval, for no additional consideration, warrants exercisable into 11,900,000 ordinary shares.

The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 11,900,000 ordinary shares for gross proceeds of NIS 4,760,000 ($1,384,824) and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 11,900,000 ordinary shares.

The warrant may be exercised for a period of five years from issuance at an exercise price of the US dollar equivalent of NIS 40 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. This component accounted for derivatives and presented in the statements of financial position within non-current liabilities, see Note 2R.

12)	On November 9, 2017, the Company signed a securities purchase agreement (the “Sagi Purchase Agreement”) with Ami Sagi, one of the Company’s shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagi Purchase Agreement, to issue to Ami Sagi in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 9,300,000 ordinary shares, for a purchase price of NIS 3.7 million, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the NASDAQ and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 9,300,000 of its ordinary shares.

The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagi of an aggregate of 9,300,000 ordinary shares for gross proceeds of NIS 3,720,000 ($1,054,122) and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagi of a warrant to purchase 9,300,000 ordinary shares.

The warrant may be exercised for a period of five years from issuance at an exercise price of the US dollar equivalent of NIS 40 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

Under the Sagi Purchase Agreement, Ami Sagi was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. This component accounted for derivatives and presented in the statements of financial position within non-current liabilities, see Note 2R.

12)	On September 6, 2017, the Company signed a securities purchase agreement with Alpha, see note 12.

B.	Share-based payment:

In accordance with an option plan for employees and consultants (“the Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 0.03. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity.

Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits.

For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance.

1)	On March 22, 2015, the Company’s Board of Directors approved the grant of 10,000,000 options to purchase 3,333,333 ordinary shares to its Director and Chief Scientific Officer. The options will vest over 5 years. One fifth will vest one year after the grant date, and the balance will vest in equal parts at the end of each subsequent quarter. The exercise price of each option is NIS 0.60.

2)	On July 30, 2015, the Company’s general meeting approved the options grant. The fair value of the options at the date of general meeting approval was NIS 4,758 thousand.

The fair value of each option, calculated according to the Black and Scholes formula as of the grant date, amounted to NIS 0.48. This value was based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 56.49%, risk-free interest rate of 2%, and 4 years of expected term.

3)	On May 18, 2015, the Company’s Board of Directors approved the grant of 5,670,000 options to purchase 1,890,000 ordinary shares to the Company’s CEO. The options will vest over 4 years. One quarter will vest one year after the grant date, and the balance will vest in equal parts at the end of each subsequent quarter. The exercise price of each option is NIS 0.60.

On July 30, 2015, the Company’s general meeting approved the options grant. The fair value of the options at the date of general meeting approval was NIS 2,698 thousand.

The fair value of each option, calculated according to the Black and Scholes formula as of the grant date, amounted to NIS 0.48. This value was based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 56.49%, risk-free interest rate of 2%, and 4 years of expected term.

4)	On May 18, 2015, the Company’s Board of Directors approved the grant of 7,450,000 options to purchase 2,483,333 ordinary shares to employees and officers of the Company (who are not the CEO and/or a director). The options will vest over 4 years. One quarter will vest one year after the grant date, and the balance will vest in equal parts at the end of each subsequent quarter. The exercise price of each option is NIS 0.60. The fair value of the options at the grant date was NIS 1,597 thousand.

The fair value of each option, calculated according to the Black and Scholes formula as of the grant date, amounted to NIS 0.22. This value was based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 56.18%, risk-free interest rate of 2%, and 4 years of expected term.

5)	On May 18, 2015, the Company’s Board of Directors approved the grant of 1,000,000 options to purchase 333,333 ordinary shares to a consultant of the Company. The options will vest according to certain milestones. The exercise price of each option is NIS 0.60. The fair value of the options at the grant date was NIS 240 thousand.

6)	On May 21, 2015, the Company’s Board of Directors approved the grant of 2,680,000 options to purchase a total of 893,333 ordinary shares to four Board members, 670,000 options to each. The options will vest over 4 years. Half of the amount will vest two years after the date of the board of directors’ approval, and the balance will vest in equal parts at the end of each subsequent month. The exercise price of each option is NIS 0.60.

On July 30, 2015, the Company’s general meeting approved the options grant. The fair value of the options at the date of general meeting approval was NIS 1,275 thousand.

The fair value of each option, calculated according to the Black and Scholes formula as of the grant date, amounted to NIS 0.48. This value was based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 56.49%, risk-free interest rate of 2%, and 4 years of expected term.

7)	On August 31, 2015, the Company’s Board of Directors approved a grant of 1,300,000 options to purchase 433,333 ordinary shares to two new officers of the Company (who are not the CEO and/or a director). The options will vest over 4 years. One quarter will vest one year after the grant date, and the balance will vest in equal parts at the end of each subsequent quarter. The exercise price of each option is NIS 0.85. The fair value of the options at the grant date was NIS 331 thousand.

The fair value of each option, calculated according to the Black and Scholes formula as of the grant date, amounted to NIS 0.25. This value was based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 56.36%, risk-free interest rate of 2%, and 4 years expected term.

8)	On August 22 2017, the general meeting of shareholders approved the grant of 486,000 options to one director, exercisable into 486,000 shares in two tranches. 221,000 options were granted without an exercise price and vested immediately on the grant date. The fair value of each of these latter options is NIS 0.29 and is equal to the share price at the date of grant. The remaining 265,000 options are exercisable at an exercise price of NIS 0.33 per option. The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter. The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to NIS 0.13. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 60.53%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated on the date of the shareholders’ approval is NIS 99 thousand.

9)	On December, 2017, the board of directors approved the grant of an aggregate of 9,100,000 options to purchase 9,100,000 ordinary shares to certain officers and employees. Each of the foregoing options may be exercised at a price per option of NIS 0.58 and the options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to NIS 0.23. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 61.96%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated at the grant date was NIS 2,145 thousand.

Additionally, the board of directors approved the grant of an aggregate of 6,900,000 options to purchase 6,900,000 ordinary shares which was subject to shareholder approval, as further described in Note 19A.

Exercise of options

10)	On June 24, 2015, 92,045 options were exercised to purchase 30,682 ordinary shares at an exercise price of NIS 0.30 per option, for total consideration of NIS 27 thousand.

11)	On August 15, 2016, 3,620,885 options were exercised for 235,413 ordinary shares of the Company. No cash was received for the exercise.

Changes in number of options and weighted average exercise prices are as follows:

	Year ended December 31, 2015		Year ended December 31, 2016		Year ended December 31, 2017
	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price
Outstanding at the beginning of the year	17,963,346	0.56	45,532,659	0.59	32,888,472	0.65
Granted	28,100,000	0.61	—	—	*9,586,000	0.56
Expired	(318,894)	0.44	(4,076,167)	0.6	(1,065,305)	0.58-1.39
Forfeited	(119,748)	0.84	(4,947,135)	0.35	(764,375)	0.6
Exercised	(92,045)	0.3	(3,620,885)	0.26	—	—
Outstanding at the end of the year	45,532,659	0.59	32,888,472	0.65	40,644,792	0.63
Exercisable at the end of the year	11,700,665	0.49	14,350,118	0.56	20,922,506	0.57

*	Not including options to Directors and CEO which are subject to shareholder approval

The following is information about the exercise price and remaining contractual life of outstanding options:

December 31, 2015			December 31, 2016			December 31, 2017
Number of outstanding options	Exercise price range	Weighted average of the remaining contractual life	Number of outstanding options	Exercise price range	Weighted average of the remaining contractual life	Number of outstanding options at the end of the year	Exercise price range	Weighted average of the remaining contractual life
45,532,659	0.26 - 1.39	8.28	32,888,472	0.26 - 1.39	7.72	40,644,792	0.26 - 1.39	6.78

The expenses recognized in the Company’s statements of comprehensive loss in 2015, 2016 and 2017 for options granted to employees and consultants amounted to NIS 4,081 thousand, NIS 3,572 thousand and NIS 1,910 thousand, respectively.

The total unrecognized compensation cost of stock options at December 31, 2017 is approximately NIS 5.2 million. The unrecognized compensation cost of employee stock options is expected to be recognized over 4 years.